Disclosure - Segment And Geographic Information - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jul. 01, 2014	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Effect of change in estimates on income before income taxes and equity in earnings (losses) of affiliated companies				¥ 51,307
Profit (loss)		¥ 1,059,378	¥ 980,206	¥ 675,169
Change in depreciation method
Segment Reporting Information [Line Items]
Profit (loss)		244,177
Data Communications Business
Segment Reporting Information [Line Items]
Increase in total assets		382,809
Data Communications Business | Change in depreciation method
Segment Reporting Information [Line Items]
Profit (loss)		(951)
Regional Communications Business | Change in depreciation method
Segment Reporting Information [Line Items]
Profit (loss)		79,373
Long Distance And International Communications Business | Change in depreciation method
Segment Reporting Information [Line Items]
Profit (loss)		6,633
Mobile Communications Business | Change in depreciation method
Segment Reporting Information [Line Items]
Profit (loss)		154,050
Other | Change in depreciation method
Segment Reporting Information [Line Items]
Profit (loss)		¥ 5,072
Maximum
Segment Reporting Information [Line Items]
Finite-lived intangible assets, average useful life, years	7 years